American Century Investments®
Quarterly Portfolio Holdings
Avantis® Inflation Focused Equity ETF (AVIE)
May 31, 2024

Avantis Inflation Focused Equity ETF - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Beverages — 7.3%
Boston Beer Co., Inc., Class A(1)	8	2,509
Brown-Forman Corp., Class A	40	1,832
Brown-Forman Corp., Class B	184	8,438
Celsius Holdings, Inc.(1)	120	9,598
Coca-Cola Co.	1,912	120,322
Coca-Cola Consolidated, Inc.	5	4,905
Constellation Brands, Inc., Class A	82	20,519
Duckhorn Portfolio, Inc.(1)	40	323
Keurig Dr Pepper, Inc.	456	15,618
MGP Ingredients, Inc.	17	1,320
Molson Coors Beverage Co., Class B	192	10,523
Monster Beverage Corp.(1)	480	24,922
National Beverage Corp.(1)	28	1,294
PepsiCo, Inc.	828	143,161
Vita Coco Co., Inc.(1)	32	931
		366,215
Biotechnology — 9.2%
AbbVie, Inc.	610	98,356
ACADIA Pharmaceuticals, Inc.(1)	79	1,193
Alkermes PLC(1)	113	2,644
Alnylam Pharmaceuticals, Inc.(1)	62	9,203
Amgen, Inc.	224	68,510
Apellis Pharmaceuticals, Inc.(1)	72	2,826
Biogen, Inc.(1)	78	17,545
BioMarin Pharmaceutical, Inc.(1)	100	7,507
Blueprint Medicines Corp.(1)	23	2,428
Bridgebio Pharma, Inc.(1)	92	2,577
Cerevel Therapeutics Holdings, Inc.(1)	28	1,141
CRISPR Therapeutics AG(1)	70	3,762
Cytokinetics, Inc.(1)	76	3,687
Denali Therapeutics, Inc.(1)	8	148
Exact Sciences Corp.(1)	99	4,500
Exelixis, Inc.(1)	261	5,661
Gilead Sciences, Inc.	612	39,333
Halozyme Therapeutics, Inc.(1)	116	5,138
Incyte Corp.(1)	108	6,241
Insmed, Inc.(1)	76	4,184
Intellia Therapeutics, Inc.(1)	40	855
Ionis Pharmaceuticals, Inc.(1)	112	4,208
Moderna, Inc.(1)	156	22,238
Mural Oncology PLC(1)	10	34
Natera, Inc.(1)	72	7,670
Neurocrine Biosciences, Inc.(1)	68	9,208
Regeneron Pharmaceuticals, Inc.(1)	44	43,127
REVOLUTION Medicines, Inc.(1)	129	4,945
Roivant Sciences Ltd.(1)	218	2,258
Sarepta Therapeutics, Inc.(1)	68	8,830
United Therapeutics Corp.(1)	32	8,804
Vaxcyte, Inc.(1)	65	4,568

Vertex Pharmaceuticals, Inc.(1)	122	55,552
Viking Therapeutics, Inc.(1)	32	1,992
		460,873
Capital Markets — 0.0%
Brookfield Asset Management Ltd., Class A	29	1,138
Chemicals — 3.4%
AdvanSix, Inc.	24	569
American Vanguard Corp.	44	382
Cabot Corp.	68	6,956
CF Industries Holdings, Inc.	229	18,258
Chemours Co.	292	7,248
Core Molding Technologies, Inc.(1)	20	385
Corteva, Inc.	482	26,963
Dow, Inc.	576	33,195
FMC Corp.	96	5,851
Hawkins, Inc.	24	2,096
Huntsman Corp.	140	3,472
Intrepid Potash, Inc.(1)	12	322
Koppers Holdings, Inc.	34	1,507
Kronos Worldwide, Inc.	40	568
LSB Industries, Inc.(1)	40	392
LyondellBasell Industries NV, Class A	280	27,838
Mativ Holdings, Inc.	44	791
Mosaic Co.	308	9,527
Olin Corp.	158	8,494
Orion SA	97	2,412
PureCycle Technologies, Inc.(1)(2)	164	851
Scotts Miracle-Gro Co.	65	4,530
Trinseo PLC	28	107
Tronox Holdings PLC, Class A	104	2,060
Westlake Corp.	32	5,138
		169,912
Energy Equipment and Services — 4.2%
Archrock, Inc.	245	4,959
Baker Hughes Co.	790	26,449
Bristow Group, Inc.(1)	36	1,293
Cactus, Inc., Class A	85	4,365
ChampionX Corp.	270	8,807
Core Laboratories, Inc.	32	600
Diamond Offshore Drilling, Inc.(1)	180	2,732
DMC Global, Inc.(1)	28	364
Dril-Quip, Inc.(1)	52	1,006
Expro Group Holdings NV(1)	126	2,766
Halliburton Co.	644	23,635
Helix Energy Solutions Group, Inc.(1)	250	2,878
Helmerich & Payne, Inc.	128	4,872
KLX Energy Services Holdings, Inc.(1)	20	102
Liberty Energy, Inc., Class A	236	5,827
Nabors Industries Ltd.(1)	12	897
Newpark Resources, Inc.(1)	62	526
Nine Energy Service, Inc.(1)(2)	28	47
Noble Corp. PLC	129	5,993
NOV, Inc.	448	8,431
Oceaneering International, Inc.(1)	136	3,220
Oil States International, Inc.(1)	46	206

Patterson-UTI Energy, Inc.	498	5,488
ProFrac Holding Corp., Class A(1)	36	346
ProPetro Holding Corp.(1)	157	1,504
RPC, Inc.	125	854
Schlumberger NV	820	37,630
Select Water Solutions, Inc., Class A	64	700
Solaris Oilfield Infrastructure, Inc., Class A	44	403
TechnipFMC PLC	692	18,123
TETRA Technologies, Inc.(1)	160	594
Tidewater, Inc.(1)	80	8,266
Transocean Ltd.(1)	956	5,927
U.S. Silica Holdings, Inc.(1)	100	1,549
Valaris Ltd.(1)	76	5,882
Weatherford International PLC(1)	94	11,312
		208,553
Financial Services — 6.1%
Berkshire Hathaway, Inc., Class B(1)	728	301,683
Cannae Holdings, Inc.(1)	113	2,055
		303,738
Food Products — 1.3%
Alico, Inc.	16	428
Archer-Daniels-Midland Co.	464	28,972
Bunge Global SA	160	17,214
Darling Ingredients, Inc.(1)	149	6,020
Fresh Del Monte Produce, Inc.	60	1,402
Ingredion, Inc.	76	8,936
Limoneira Co.	21	421
		63,393
Health Care Providers and Services — 9.2%
AdaptHealth Corp.(1)	68	645
Cardinal Health, Inc.	244	24,222
Cencora, Inc.	140	31,720
Centene Corp.(1)	400	28,636
Elevance Health, Inc.	137	73,772
HealthEquity, Inc.(1)	68	5,554
Henry Schein, Inc.(1)	103	7,142
Humana, Inc.	104	37,245
McKesson Corp.	92	52,402
Molina Healthcare, Inc.(1)	56	17,616
Owens & Minor, Inc.(1)	77	1,342
Patterson Cos., Inc.	106	2,607
Progyny, Inc.(1)	79	2,129
UnitedHealth Group, Inc.	358	177,342
		462,374
Household Durables — 0.0%
Worthington Enterprises, Inc.	40	2,281
Household Products — 6.6%
Central Garden & Pet Co.(1)	12	521
Central Garden & Pet Co., Class A(1)	62	2,316
Church & Dwight Co., Inc.	188	20,118
Clorox Co.	144	18,945
Colgate-Palmolive Co.	578	53,731
Energizer Holdings, Inc.	69	1,975
Kimberly-Clark Corp.	332	44,255
Procter & Gamble Co.	1,108	182,310

Reynolds Consumer Products, Inc.	60	1,706
Spectrum Brands Holdings, Inc.	36	3,231
WD-40 Co.	16	3,595
		332,703
Insurance — 11.5%
Aflac, Inc.	346	31,095
Allstate Corp.	140	23,453
Ambac Financial Group, Inc.(1)	56	992
American Financial Group, Inc.	60	7,795
American International Group, Inc.	469	36,967
AMERISAFE, Inc.	16	701
Arch Capital Group Ltd.(1)	304	31,199
Assurant, Inc.	32	5,551
Assured Guaranty Ltd.	40	3,109
Axis Capital Holdings Ltd.	72	5,319
Brighthouse Financial, Inc.(1)	68	3,027
Chubb Ltd.	178	48,206
Cincinnati Financial Corp.	106	12,463
CNA Financial Corp.	16	735
CNO Financial Group, Inc.	68	1,951
Donegal Group, Inc., Class A	28	371
Employers Holdings, Inc.	28	1,181
Enstar Group Ltd.(1)	4	1,252
Erie Indemnity Co., Class A	16	5,799
Everest Group Ltd.	32	12,510
F&G Annuities & Life, Inc.	12	485
Fidelity National Financial, Inc.	144	7,252
First American Financial Corp.	60	3,335
Genworth Financial, Inc., Class A(1)	580	3,648
Globe Life, Inc.	72	5,959
Greenlight Capital Re Ltd., A Shares(1)	52	691
Hanover Insurance Group, Inc.	20	2,639
Hartford Financial Services Group, Inc.	264	27,311
Horace Mann Educators Corp.	32	1,093
James River Group Holdings Ltd.	36	281
Kemper Corp.	54	3,231
Kinsale Capital Group, Inc.	20	7,672
Lemonade, Inc.(1)(2)	24	396
Lincoln National Corp.	76	2,507
Loews Corp.	132	10,138
Markel Group, Inc.(1)	9	14,774
MBIA, Inc.(1)	44	249
Mercury General Corp.	16	893
MetLife, Inc.	318	23,014
National Western Life Group, Inc., Class A	16	7,848
Old Republic International Corp.	256	8,136
Oscar Health, Inc., Class A(1)	84	1,677
Palomar Holdings, Inc.(1)	24	2,036
Primerica, Inc.	40	9,036
Principal Financial Group, Inc.	169	13,865
ProAssurance Corp.(1)	40	575
Progressive Corp.	304	64,199
Prudential Financial, Inc.	196	23,589
Reinsurance Group of America, Inc.	62	13,008
RenaissanceRe Holdings Ltd.	32	7,291

RLI Corp.	36	5,255
Safety Insurance Group, Inc.	16	1,238
Selective Insurance Group, Inc.	40	3,904
SiriusPoint Ltd.(1)	88	1,157
Stewart Information Services Corp.	16	1,013
Tiptree, Inc.	40	699
Travelers Cos., Inc.	160	34,512
Trupanion, Inc.(1)	16	478
United Fire Group, Inc.	24	534
Universal Insurance Holdings, Inc.	40	788
Unum Group	208	11,203
W R Berkley Corp.	148	11,992
White Mountains Insurance Group Ltd.	1	1,807
		575,084
Metals and Mining — 5.5%
Alcoa Corp.	166	7,349
Alpha Metallurgical Resources, Inc.	17	5,362
Arch Resources, Inc.	20	3,479
ATI, Inc.(1)	172	10,550
Carpenter Technology Corp.	72	7,983
Century Aluminum Co.(1)	68	1,246
Cleveland-Cliffs, Inc.(1)	674	11,647
Coeur Mining, Inc.(1)	389	2,237
Commercial Metals Co.	144	8,110
Compass Minerals International, Inc.	49	635
Freeport-McMoRan, Inc.	998	52,625
Gatos Silver, Inc.(1)	66	818
Haynes International, Inc.	20	1,176
Hecla Mining Co.	629	3,705
Ivanhoe Electric, Inc.(1)	112	1,273
Kaiser Aluminum Corp.	32	3,130
Materion Corp.	28	3,203
Metallus, Inc.(1)	57	1,369
MP Materials Corp.(1)(2)	68	1,103
Newmont Corp.	693	29,064
Nucor Corp.	252	42,550
Olympic Steel, Inc.	20	1,043
Piedmont Lithium, Inc.(1)	16	209
Radius Recycling, Inc., Class A	48	821
Ramaco Resources, Inc., Class A	48	679
Ramaco Resources, Inc., Class B	9	98
Reliance, Inc.	72	21,656
Royal Gold, Inc.	66	8,461
Ryerson Holding Corp.	42	997
Steel Dynamics, Inc.	181	24,230
SunCoke Energy, Inc.	169	1,783
Tredegar Corp.	44	240
U.S. Steel Corp.	258	9,894
Warrior Met Coal, Inc.	80	5,474
Worthington Steel, Inc.	40	1,320
		275,519
Oil, Gas and Consumable Fuels — 23.2%
Antero Midstream Corp.	284	4,161
Antero Resources Corp.(1)	256	9,121
APA Corp.	303	9,251

Ardmore Shipping Corp.	44	986
Berry Corp.	56	390
California Resources Corp.	60	2,841
Centrus Energy Corp., Class A(1)	12	596
Cheniere Energy, Inc.	161	25,404
Chesapeake Energy Corp.	108	9,820
Chevron Corp.	873	141,688
Chord Energy Corp.	36	6,675
Civitas Resources, Inc.	76	5,591
Clean Energy Fuels Corp.(1)	128	401
CNX Resources Corp.(1)	164	4,313
Comstock Resources, Inc.	100	1,171
ConocoPhillips	666	77,576
CONSOL Energy, Inc.(1)	32	3,317
Coterra Energy, Inc.	668	19,051
Crescent Energy Co., Class A	32	403
CVR Energy, Inc.	32	891
Delek U.S. Holdings, Inc.	64	1,629
Devon Energy Corp.	516	25,325
DHT Holdings, Inc.	136	1,646
Diamondback Energy, Inc.	152	30,287
Dorian LPG Ltd.	40	2,024
DT Midstream, Inc.	76	5,098
EnLink Midstream LLC(1)	212	2,690
EOG Resources, Inc.	381	47,453
EQT Corp.	312	12,820
Equitrans Midstream Corp.	464	6,626
Evolution Petroleum Corp.	34	195
Excelerate Energy, Inc., Class A	20	356
Exxon Mobil Corp.	2,379	278,961
Green Plains, Inc.(1)	52	893
Gulfport Energy Corp.(1)	14	2,265
Hess Corp.	197	30,358
Hess Midstream LP, Class A	36	1,251
HF Sinclair Corp.	156	8,616
HighPeak Energy, Inc.	20	316
International Seaways, Inc.	48	3,092
Kimbell Royalty Partners LP	48	805
Kinder Morgan, Inc.	1,000	19,490
Kinetik Holdings, Inc.	12	492
Kosmos Energy Ltd.(1)	532	3,245
Magnolia Oil & Gas Corp., Class A	148	3,841
Marathon Oil Corp.	520	15,059
Marathon Petroleum Corp.	288	50,864
Matador Resources Co.	100	6,345
Murphy Oil Corp.	128	5,477
New Fortress Energy, Inc.	36	913
NextDecade Corp.(1)	32	229
Nordic American Tankers Ltd.	208	861
Northern Oil & Gas, Inc.	88	3,602
Occidental Petroleum Corp.	466	29,125
ONEOK, Inc.	301	24,381
Overseas Shipholding Group, Inc., Class A	73	617
Ovintiv, Inc.	204	10,541
Par Pacific Holdings, Inc.(1)	52	1,411

PBF Energy, Inc., Class A	120	5,560
Peabody Energy Corp.	138	3,420
Permian Resources Corp.	228	3,737
Phillips 66	298	42,349
Plains GP Holdings LP, Class A(1)	206	3,710
Range Resources Corp.	248	9,154
REX American Resources Corp.(1)	16	800
SandRidge Energy, Inc.	36	503
Scorpio Tankers, Inc.	52	4,268
SFL Corp. Ltd.	100	1,431
SilverBow Resources, Inc.(1)	20	784
Sitio Royalties Corp., Class A	84	1,968
SM Energy Co.	116	5,850
Southwestern Energy Co.(1)	1,160	8,735
Talos Energy, Inc.(1)	76	913
Targa Resources Corp.	168	19,863
Teekay Corp.(1)	116	1,136
Teekay Tankers Ltd., Class A	24	1,748
Texas Pacific Land Corp.	15	9,215
Uranium Energy Corp.(1)	360	2,570
VAALCO Energy, Inc.	106	676
Valero Energy Corp.	268	42,113
Viper Energy, Inc.	56	2,154
Vital Energy, Inc.(1)	16	782
W&T Offshore, Inc.	84	187
Williams Cos., Inc.	693	28,766
World Kinect Corp.	44	1,159
		1,166,397
Pharmaceuticals — 9.9%
Bristol-Myers Squibb Co.	692	28,434
Catalent, Inc.(1)	100	5,379
Elanco Animal Health, Inc.(1)	280	4,950
Eli Lilly & Co.	276	226,414
Intra-Cellular Therapies, Inc.(1)	50	3,362
Jazz Pharmaceuticals PLC(1)	28	2,947
Johnson & Johnson	472	69,228
Merck & Co., Inc.	633	79,467
Organon & Co.	137	2,922
Perrigo Co. PLC	65	1,790
Pfizer, Inc.	1,356	38,863
Royalty Pharma PLC, Class A	132	3,618
Viatris, Inc.	552	5,851
Zoetis, Inc.	153	25,943
		499,168
Specialized REITs — 0.6%
PotlatchDeltic Corp.	116	4,956
Rayonier, Inc.	144	4,323
Weyerhaeuser Co.	698	20,961
		30,240
Tobacco — 1.6%
Altria Group, Inc.	114	5,273
Philip Morris International, Inc.	694	70,358
Turning Point Brands, Inc.	9	295
Universal Corp.	24	1,151

Vector Group Ltd.	161	1,766
		78,843
TOTAL COMMON STOCKS (Cost $4,780,684)		4,996,431
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,439	10,439
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,249	1,249
TOTAL SHORT-TERM INVESTMENTS (Cost $11,688)		11,688
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $4,792,372)		5,008,119
OTHER ASSETS AND LIABILITIES — 0.2%		7,920
TOTAL NET ASSETS — 100.0%		$5,016,039

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,199. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,249.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.